UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31, 1999

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-330-8844
Signature, Place, and date of signing:

	James P. Record	Boston, MA	February 15, 2000

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		3

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	$825,157,000


List of Other Included Managers:

	No.	13F File Number	Name

	01	28-6420		Soros Fund Management
	02	28-4528		Fleet Investment Advisors
	03	28-1190		Frank Russell Management

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
                                      FORM 13F INFORMATION TABLE
                       VALUE  SHARES/ SH/   PUT/INVSTMT  OTHER              VOTING AUTHORITY
NAME OF TITLECUSIP     (X$1000PRN AMT PRN   CALLDSCRETN  MANAGERS   SOLE    SHAREDNONE

AMERICANCOM  25816109    40731  245000SH        SOLE                  245000
ASIA PULCOM  04516V100    4204  533907SH        SOLE                  533907
DE RIGO COM  245334107     431   75000SH        SOLE                   75000
DELL COMCOM  247025109   51580 1011382SH        SOLE                 1011382
ECHO BAYCOM  278751102      29   24400SH        SOLE                                24400
ELF AQUICOM  286269105   25939  338526SH        SOLE                  338526
GRPO TV COM  40049J206   51688  757328SH        SOLE                  757328
GUCCI   COM  401566104  165982 1449629SH        DEFINED  `02          892387       557242
INCO LTDCOM  453258402     543   23100SH        SOLE                                23100
INKTOMI COM  457277101   11537  130000SH        SOLE                  130000
JAZZTEL COM  47214R152   17306  265741SH        DEFINED  `02          263334         2407
KOREA TECOM  50063P103  227180 3039194SH        DEFINED  `02         2619081       420113
MICROSOFCOM  597918104   51136  438000SH        SOLE                  438000
MORGAN SCOM  617446448   25281  177100SH        SOLE                  177100
NDS GROUCOM  628891103    2203   72242SH        DEFINED  `02           64907         7335
PARTNER COM  70211M109    6934  268000SH        SOLE                  241571        26429
PLACER DCOM  725906101     260   24200SH        SOLE                                24200
POHANG  COM  730450103   12131  346600SH        SOLE                  346600
SK TELECCOM  78440P108   53094 1383553SH        DEFINED  `02         1050577       332976
TELMEX  COM  879403780   45572  405085SH        SOLE                  405085
TELEWESTCOM  87986P105    3268   59154SH        SOLE                   59154
WINSTAR COM  975515107   16509  220500SH        SOLE                  220500
CHINA COCOM  G2108N109    3636   46240SH        SOLE                   46240
EL SITIOCOM  G30177102    5638  153420SH        SOLE                  152589          831
OPENTV CCOM  G67543101    2345   29220SH        SOLE                   26772         2448